                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Selz Capital LLC
Address: 600 Fifth Avenue (25th Floor)
         New York, NY 10020

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bernard Selz
Title: Managing Member
Phone: (212)218-8270

Signature, Place, and Date of Signing:


    /s/ Bernard Selz                 New York, NY        01-26-10
------------------------------    ------------------    ----------
        [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number      Name
-----------------------   ------------------
28-                       None
   -----------------

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-
Form 13F Information Table Entry Total:         50
Form 13F Information Table Value Total:    246,291
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number      Name
----   -----------------------   ---------------------
       28-                       None
----      -----------------

[Repeat as necessary.]

SELZ CAPITAL, LLC

File Number: 028-10873

COLUMN 1                     COLUMN 2              COLUMN 3  COLUMN 4     COLUMN 5    COLUMN 6             COLUMN 8
---------------------------- --------------------- --------- -------- --------------- ---------- ---------------------------
                                                               VALUE    SHARES/ PRN   INVESTMENT       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS        CUSIP     (X$1000) AMOUNT/PUT-CALL DISCRETION    SOLE   SHARED    NONE
---------------------------- --------------------- --------- -------- --------------- ---------- --------- ------ ----------
ENERGY XXI (BERMUDA) LTD     COM SHS               G10082108      924    400,000 SH   SOLE         150,000   --      250,000
EVEREST RE GROUP LTD         COM                   G3223R108    2,142     25,000 SH   SOLE           7,000   --       18,000
PARTNERRE LTD                COM                   G6852T105    1,867     25,000 SH   SOLE           8,000   --       17,000
ACE LTD                      SHS                   H0023R105    6,048    120,000 SH   SOLE          36,000   --       84,000
MILLICOM INTL CELLULAR SA    SHS NEW               L6388F110    3,039     41,200 SH   SOLE              --   --       41,200
ALLIANCE HOLDINGS GP LP      COM UNITS LP          01861G100      878     32,000 SH   SOLE              --   --       32,000
ALLIANCE RES PARTNER LP      UNIT LTD PARTNER      01877R108   13,011    300,000 SH   SOLE          98,000   --      202,000
AMERICAN TOWER CORP          NOTE 5.0% 2/15/10     029912AF9    4,000  4,000,000 PRN  SOLE         900,000   --    3,100,000
AMERICREDIT CORP             NOTE 0.75% 9/15/11    03060RAP6    6,466  7,000,000 PRN  SOLE       3,770,000   --    3,230,000
ANNALY CAP MGMT INC          COM                   035710409    5,108    294,400 SH   SOLE          81,200   --      213,200
APOLLO INVT CORP             COM                   03761U106    4,770    500,000 SH   SOLE         148,000   --      352,000
ATLAS ENERGY INC             COM                   049298102    9,026    299,440 SH   SOLE          84,000   --      215,440
BPZ RESOURCES INC            COM                   055639108      665     70,000 SH   SOLE          22,000   --       48,000
BOARDWALK PIPELINE PARTNERS  UNIT LTD PARTNER      096627104    6,006    200,000 SH   SOLE          58,000   --      142,000
CVS CAREMARK CORPORATION     COM                   126650100    1,611     50,000 SH   SOLE          14,000   --       36,000
CAPITALSOURCE INC            SDCV 4.0% 7/15/34     14055XAE2    7,503  8,200,000 PRN  SOLE       2,161,000   --    6,039,000
CENTRAL EUROPEAN DIST CORP   NOTE 3.0% 3/15/13     153435AA0    9,676 11,400,000 PRN  SOLE       3,080,000   --    8,320,000
COMPTON PETE CORP            COM                   204940100      844    919,000 SH   SOLE              --   --      919,000
COPANO ENERGY LLC            COM UNITS             217202100    7,173    300,000 SH   SOLE          92,000   --      208,000
CORNING INC                  COM                   219350105    2,510    130,000 SH   SOLE          36,000   --       94,000
DIODES INC                   NOTE 2.25% 10/1/26    254543AA9    1,110  1,150,000 PRN  SOLE       1,150,000   --           --
ENERGY TRANSFER PRTNRS LP    UNIT LTD PARTNER      29273R109    4,497    100,000 SH   SOLE          28,000   --       72,000
EQUINIX INC                  COM NEW               29444U502    4,978     46,900 SH   SOLE          12,200   --       34,700
FERRO CORP                   NOTE 6.50% 8/15/13    315405AL4    8,964 10,100,000 PRN  SOLE       3,010,000   --    7,090,000
FLAMEL TECHNOLOGIES SA       SPONSORED ADR         338488109    5,106    690,000 SH   SOLE         210,000   --      480,000
GENESIS ENERGY LP            UNIT LTD PARTNER      371927104    4,725    250,000 SH   SOLE          46,000   --      204,000
GOLDCORP INC NEW             COM                   380956409    1,180     30,000 SH   SOLE              --   --       30,000
ICONIX BRAND GROUP INC       NOTE 1.875% 6/30/12   451055AB3   11,619 13,000,000 PRN  SOLE       3,240,000   --    9,760,000
ICONIX BRAND GROUP INC       COM                   451055107    2,686    212,000 SH   SOLE          57,000   --      155,000
INERGY LP                    UNIT LTD PARTNER      456615103   11,753    329,400 SH   SOLE          88,000   --      241,400
KKR FINANCIAL HLDGS LLC      NOTE 7.0% 7/15/12     48248AAB4    1,848  2,000,000 PRN  SOLE         540,000   --    1,460,000
K SEA TRANSN PARTNERS LP     COM                   48268Y101    1,390    120,000 SH   SOLE          37,000   --       83,000
KINDER MORGAN MGT LLC        SHS                   49455U100    2,841     52,001 SH   SOLE          16,001   --       36,000
LEVEL 3 COMMUNICATIONS INC   NOTE 5.2500% 12/15/11 52729NBF6    6,167  6,500,000 PRN  SOLE       2,380,000   --    4,120,000
MDC PARTNERS INC             CL A SUB VTG          552697104    2,002    240,000 SH   SOLE              --   --      240,000
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT        55608B105    1,842    150,000 SH   SOLE          55,000   --       95,000
MAGELLAN MIDSTREAM PRTNRS LP COM UNIT RP LP        559080106   10,962    252,999 SH   SOLE          72,737   --      180,262
NII HLDGS INC                NOTE 2.750% 8/15/25   62913FAF9      976    980,000 PRN  SOLE         980,000   --           --
NII HLDGS INC                NOTE 3.125% 6/15/12   62913FAJ1   19,268 21,000,000 PRN  SOLE       6,010,000   --   14,990,000
NUSTAR GP HOLDINGS LLC       UNIT RESTG LLC        67059L102    7,430    276,000 SH   SOLE          79,000   --      197,000
RESOURCE CAP CORP            COM                   76120W302    3,985    810,000 SH   SOLE         296,000   --      514,000
SPDR GOLD TRUST              GOLD SHS              78463V107    3,424      1,600 CALL SOLE             550   --        1,050
SAVVIS INC                   NOTE 3.0% 5/15/12     805423AA8   10,583 11,630,000 PRN  SOLE       3,180,000   --    8,450,000
SAVVIS INC                   COM NEW               805423308    1,546    110,000 SH   SOLE          29,000   --       81,000
SIRIUS SATELLITE RADIO INC   NOTE 3.25% 10/15/11   82966UAD5    6,300  7,000,000 PRN  SOLE       2,000,000   --    5,000,000
SWITCH & DATA FACILITIES COM COM                   871043105    1,213     60,000 SH   SOLE          20,000   --       40,000
VERIFONE HLDGS INC           NOTE 1.375% 6/15/12   92342YAB5    3,071  3,500,000 PRN  SOLE       1,010,000   --    2,490,000
WILLIAMS PARTNERS LP         COM UNIT LP           96950F104    4,601    150,000 SH   SOLE          49,000   --      101,000
WORLD ACCEP CORPORATION      NOTE 3.0% 10/01/11    981417AB4    4,681  5,000,000 PRN  SOLE       1,420,000   --    3,580,000
YAMANA GOLD INC              COM                   98462Y100    2,276    200,000 SH   SOLE          74,000   --      126,000
                                                              246,291
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